CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 2,676			$ 3,142
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	3,700			$ 4,100
3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 105
Interest rate	3.26%		3.26%
3.89% Senior Notes Maturing January 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100
Interest rate	3.89%		3.89%
3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 305
Interest rate	3.36%		3.36%
Floating Rate Senior Notes Maturing November 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 25
Syndicated Revolving Credit Facility Maturing June 2025
Disclosure of detailed information about borrowings [line items]
Amount contracted	1,000
3.99% Senior Notes Maturing January 2026
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75
Interest rate	3.99%		3.99%
2.83% Senior Notes Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 140
Interest rate	2.83%		2.83%
2.90% Senior Notes Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 60
Interest rate	2.90%		2.90%
2.97% Senior Notes Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100
Interest rate	2.97%		2.97%
4.565% Corporate Bond Maturing October 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted | €			€ 500
Interest rate	4.565%		4.565%
2.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 95
Interest rate	2.99%		2.99%
2.032% Corporate Bond Maturing October 2030
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 1,000		€ 500
Interest rate	2.032%		2.032%
3.09% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 155
Interest rate	3.09%		3.09%
Euro term loans
Disclosure of detailed information about borrowings [line items]
Outstanding amount | €			€ 223
Repayment of debt | €		€ 269
Private placement debt
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 105
Repayment of debt	$ 125	€ 265